Western Asset Management U.S. Government Portfolio Expense Example - Western Asset Management U.S. Government Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	662
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	963
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	376
Expense Example, with Redemption, 10 Years	$ 844